Alliance
Municipal
Trust
--Ohio Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2001

LETTER TO SHAREHOLDERS                 Alliance Municipal Trust - Ohio Portfolio
================================================================================

August 22, 2001

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-Ohio Portfolio for the annual reporting period ended June 30, 2001.

Since the beginning of the year, the Federal Reserve has been closely monitoring the economic slowdown, which the U.S economy has been experiencing. The stumbling of the U.S. financial markets in the first half of 2001 required the Fed to reverse the monetary policy actions of increasing interest rates, which it had become familiar in using. The rate cutting began earlier this year with the most recent seventh cut year-to-date dropping the Federal Funds rate to 3.5%, its lowest level since March 1994. The patterns evident in recent months show declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad, which continue to weigh on the economy. However, we expect to see much more concrete evidence of a positive turn in the manufacturing sector once consumers see all of the benefits from the recent decline in interest rates and the upcoming reduction in federal income taxes. Amidst all the rate cuts, the associated easing of pressures on labor and product markets is expected to keep inflation contained.

The U.S. economy's gross domestic product (GDP) report does, however, show some modest gains. The first quarter GDP showed that the economy expanded by a paltry 1.2% during the quarter. Declines in business fixed investment, inventory investment and exports continue to weigh on the economy. However, growth was helped by gains in consumer spending and strong government spending. In the second quarter, the economy prevailed and posted stronger-than-expected reports on consumption, housing and residential construction spending.

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out a somewhat hopeful U.S. economic forecast, stating that the aggressive easing in monetary policy has helped establish the foundation for the economy to achieve maximum sustainable growth. Despite the uncertainties surrounding the current economic situation, Mr. Greenspan conveyed a sense of optimism by noting how well the U.S economy has withstood the many negative forces weighing on it. Even after the August Fed meeting reported a continuing slump in corporate profits, capital spending, and growth abroad, economic activity, including consumer spending, has held up in the face of a difficult transition toward a more sustainable pattern of expansion.

As for the U.S. financial markets, the bad news is that recent reports have highlighted the economy's most significant current problems, namely falling business investment and exports. Investment in information technology (IT) continues to tumble as businesses struggle with excess capacity and a lack of financing. Until IT investments even out, the economy will not be able to considerably rebound. The hope is that the monetary easing to date and that which we expect to come, along with tax rebates, will jumpstart the economy by year end.

We appreciate your investment in Alliance Municipal Trust-Ohio Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2001                          Alliance Municipal Trust - Ohio Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield           Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-96.7%
            GEORGIA-2.5%
            Appling County PCR
            (Georgia Power Co. Project)
            Series 97
$      400  9/01/29 (b).............      3.25%   $    400,000
                                                  ------------
            NEBRASKA-1.9%
            Stanton County IDR
            (Nucor Corp. Project)
            Series 96 AMT
       300  11/01/26 (b)............      2.85         300,000
                                                  ------------
            OHIO-90.4%
            Butler County Healthcare
            Facilities
            (Knolls of Oxford)
            Series 99
       500  3/01/29 (b).............      2.65         500,000
            Centerville Health Care
            Revenue
            (Bethany Lutheran Village)
            Series 88
       200  5/01/08 (b).............      2.80         200,000
            Cincinnati & Hamilton County
            Port Authority Economic
            Development Revenue
            (Kenwood Office Assoc.)
       450  9/01/25 (b).............      3.35         450,000
            Cleveland Airport Systems
            Revenue
            FSA Series C
     1,000  1/01/31 (b).............      2.60       1,000,000
            Cuyahoga County Hospital
            Revenue
            (Cleveland Clinic)
            Series 96A
       700  1/01/26 (b).............      2.65         700,000
            Cuyahoga Health Care
            (Judson Retirement Community)
       400  11/15/19 (b)............      2.77         400,000
            Franklin County MFHR
            (Golf Pointe Apts.)
            Series 00B AMT
       500  1/01/34 (b).............      2.85         500,000
            Franklin County MFHR
            (Hanover Ridge Apts.)
            Series 00 AMT
       950  12/15/30 (b)............      2.90         950,000
            Hamilton County Hospital
            Facilities Revenue
            (Bethesda Hospital, Inc.)
     1,050  2/15/24 (b).............      2.55       1,050,000
            Lorain County Hospital
            Revenue
            (Elyria United Methodist)
            Series 96B
     1,000  6/01/12 (b).............      2.76       1,000,000
            Ohio Air Quality Development
            Authority
            (Mead Corp.)
            Series 86A
       700  10/01/01 (b)............      3.25         700,000
            Ohio Air Quality
            Development Authority
            (Ohio Edison)
            Series 00
       550  6/01/23 (b).............      3.30         550,000
            Ohio Air Quality Development
            Authority IDR
            (JMG Funding Ltd. Partnership)
            Series 95B AMT
       550  4/01/29 (b).............      2.70         550,000
            Ohio Air Quality Development
            Authority PCR
            (Cincinnati Gas & Electric)
            Series 95
       650  9/01/30 (b).............      3.20         650,000
            Ohio Environmental
            Improvement Revenue
            (Newark Group Industries,
            Inc. Project)
            Series 96
       195  12/01/26 (b)............      2.75         195,000
            Ohio Higher Educational
            Facility Revenue
            (Case Western Reserve
            University)
            Series 01A
       500  10/01/22 (b)............      2.60         500,000
            Ohio Housing Finance Agency
            Series 01B AMT
       500  3/01/02.................      3.40         500,000
            Ohio State University
            (General Receipts)
            Series 99B
     1,000  12/01/29 (b)............      2.55       1,000,000

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield           Value
--------------------------------------------------------------------------------
            Ohio Water Development
            Authority
            (Cleveland Electric
            Illumination)
            Series 97B
$      800  8/01/20 (b).............      2.65%   $    800,000
            Ohio Water Development
            Authority
            (Timken Corp. Project)
            Series 93
       500  5/01/07 (b).............      2.70         500,000
            Warren County
            (Pioneer Industrial
            Components)
            Series 85
       750  12/01/05 (b)............      2.90         750,000
            Warren County Health Care
            Facilities
            (Otterbein Homes)
            Series 98B
       163  7/01/23 (b).............      2.95         162,980
            Warren County Health Care
            Facilities
            (Otterbein Homes)
            Series 98A
       625  7/01/21 (b).............      2.65         625,000
                                                  ------------
                                                    14,232,980
                                                  ------------
            PUERTO RICO-1.9%
            Puerto Rico Industrial,
            Medical, Higher Education
            and Environmental Authority
            (Ana G. Mendez University
            System Project)
            Series 98
       300  10/01/21 (b)............      2.65         300,000
                                                  ------------
            TOTAL INVESTMENTS-96.7%
            (amortized cost
            $15,232,980)............                15,232,980
            Other assets less
            liabilities-3.3%........                   513,403
                                                  ------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            15,746,383 shares
            outstanding)............              $ 15,746,383
                                                  ============

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(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      FSA  - Financial Security Assurance, Inc.
      IDR  - Industrial Development Revenue
      MFHR - Multi-Family Housing Revenue
      PCR  - Pollution Control Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
January 2, 2001(a) to June 30, 2001    Alliance Municipal Trust - Ohio Portfolio
================================================================================

INVESTMENT INCOME
   Interest.........................................................................                           $         249,530
EXPENSES
   Advisory fee (Note B)............................................................     $          38,438
   Distribution assistance and administrative service (Note C)......................                78,986
   Custodian fees...................................................................                27,166
   Offering and organization expenses...............................................                21,013
   Transfer agency (Note B).........................................................                14,229
   Registration fees................................................................                13,100
   Audit and legal fees.............................................................                 5,021
   Printing.........................................................................                 2,572
   Trustees' fees...................................................................                 1,400
   Miscellaneous....................................................................                   524
                                                                                         -----------------
   Total expenses...................................................................               202,449
   Less: expenses waived and reimbursed by Adviser (see Note C).....................              (128,758)
                                                                                         -----------------
   Net expenses..................................................................                                         73,691
                                                                                                               -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................                           $         175,839
                                                                                                               =================

(a)   Commencement of operations.

      See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS     Alliance Municipal Trust - Ohio Portfolio
================================================================================

                                                                             January 2, 2001 (a)
                                                                               to June 30, 2001
                                                                             ===================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income.................................................     $         175,839
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income.................................................              (175,839)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E).................................................            15,746,383
                                                                              -----------------
   Total increase........................................................            15,746,383
NET ASSETS
   Beginning of period...................................................                    -0-
                                                                              -----------------
   End of period.........................................................     $      15,746,383
                                                                              =================

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(a)   Commencement of operations.

      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001                          Alliance Municipal Trust - Ohio Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio (the "Portfolio") and Alliance Municipal Trust-North Carolina Portfolio. The Portfolio commenced operations on January 2, 2001. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization and Offering Expenses

Organization expenses of $7,500 were charged to the Portfolio as incurred prior to commencement of operations. Offering expenses of $27,400 have been deferred and are being amortized on a straight-line basis through January 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the period ended June 30, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. Additionally, the Adviser also agreed to reimburse the Portfolio from January 11, 2001 to January 31, 2001 for expenses exceeding .50 of 1% of its average daily net assets. For the period ended June 30, 2001, the reimbursement amounted to $87,508.

The Portfolio compensates Alliance Global Investor Services, Inc., (formerly, Alliance Fund Services, Inc.) a

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $6,000 for the period ended June 30, 2001.

For the period ended June 30, 2001, the Portfolio's expenses were reduced by $1,148 under an expense offset arrangement with Alliance Global Investor Services, Inc.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the period ended June 30, 2001, the distribution fee amounted to $19,219. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services. For the period ended June 30, 2001, such payments amounted to $18,517. The Portfolio also may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the period ended June 30, 2001, the Adviser waived such reimbursement, amounting to $41,250.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On June 30, 2001, capital paid-in aggregated $15,746,383. Transactions, all at $1.00 per share, were as follows:

                                                                     January 2, 2001* to
                                                                        June 30, 2001
                                                                     ===================
Shares sold......................................................            38,483,863
Shares issued on reinvestments of dividends......................               175,839
Shares redeemed..................................................           (22,913,319)
                                                                         --------------
Net increase.....................................................            15,746,383
                                                                         ==============

--------------------------------------------------------------------------------

*     Commencement of operations.

FINANCIAL HIGHLIGHTS                   Alliance Municipal Trust - Ohio Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                             January 2, 2001 (a)
                                                                     to
                                                                June 30, 2001
                                                             ===================
Net asset value, beginning of period ......................     $      1.00
                                                                -----------
Income From Investment Operations
Net investment income (b) .................................            .011
                                                                -----------

Less: Dividends
Dividends from net investment income ......................           (.011)
                                                                -----------
Net asset value, end of period ............................     $      1.00
                                                                ===========

Total Return
Total investment return based on net asset value (c) ......            1.14%

Ratios/Supplemental Data

Net assets, end of period (000's omitted) .................     $    15,746
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ............             .96%(d)
   Expenses, before waivers and reimbursements ............            2.63%(d)
Net investment income (b) .................................            2.29%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS      Alliance Municipal Trust - Ohio Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Ohio Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Ohio Portfolio (the "Fund") at June 30, 2001 and the results of its operations, the changes in its net assets and the financial highlights for the period January 2, 2001 (commencement of operations) through June 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2001, by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 10, 2001

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.

                      (This page left intentionally blank.)

Alliance Municipal Trust - Ohio Portfolio

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |8| |7| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
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